Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Income Statement [Abstract]
Net sales	$ 307,296	$ 235,301	$ 1,050,759	$ 784,012	$ 584,588
Cost of sales	181,825	141,404	621,497	471,390	355,051
Gross profit	125,471	93,897	429,262	312,622	229,537
Operating expenses:
Selling and store operating	80,751	62,049	271,876	202,637	146,485
General and administrative	17,881	14,570	64,025	49,917	38,984
Pre-opening	4,167	3,316	13,732	7,380	7,412
Total operating expenses	102,799	79,935	360,133	260,230	195,856
Operating income	22,672	13,962	69,129	52,392	33,681
Interest expense	5,414	2,486	12,803	9,386	8,949
Income before income taxes	17,258	11,476	54,513	43,006	24,732
Provision for income taxes	6,130	4,375	11,474	16,199	9,634
Net income	$ 11,128	$ 7,101	$ 43,039	$ 26,807	$ 15,098
Basic earnings per share	$ 0.13	$ 0.09	$ 0.52	$ 0.32	$ 0.18
Diluted earnings per share	$ 0.13	$ 0.08	$ 0.49	$ 0.31	$ 0.18